Accounting Policies - Classification of Financial Assets and Financial Liabilities on Date of Initial Application of IFRS 9 as at 1 January 2018 (Detail) - EUR (€) € in Millions		Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cash and balances with central banks	[1]	€ 38,276		€ 21,989	€ 17,894
Loans and advances to banks	[1]	31,627		28,811
Financial assets at FVTPL
- Trading assets		63,817		116,748
- non-trading derivatives		2,743		2,231
- other financial assets at FVTPL		82,168
- other financial assets at fair value through profit or loss		2,775		4,242
Investments
Investments available for sale				69,730
- debt securities (HTM)				9,343
At fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	[1]	31,500
Loans and advances to customers	[1]	584,714		571,909
Total assets	[1]	903,499		843,878
Deposits from banks	[1]	38,776		36,821
Customer deposits	[1]	556,711		539,828
Financial liabilities at FVTPL
- trading liabilities		42,711		73,596
- non-trading derivatives		3,041		2,331
- other financial liabilities at FVTPL		65,122		11,215
Other liabilities (financial and non-financial)	[1]	13,772		16,064
Debt securities in issue	[1]	116,099		96,086
Subordinated loans	[1]	16,225		15,968
Total liabilities	[1]	854,808		794,734
Debt securities [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Loans and advances to banks				265
Financial assets at FVTPL
- Trading assets		7,237		7,477
- other financial assets at fair value through profit or loss		€ 3,226		1,739
Investments
Investments available for sale				65,747
- debt securities (HTM)				9,343
At fair value through other comprehensive income
Loans and advances to customers				5,099
IAS 39 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cash and balances with central banks				21,989
Loans and advances to banks				28,811
Financial assets at FVTPL
- Trading assets				116,748
- non-trading derivatives				2,231
- other financial assets at FVTPL				4,242
Investments
Investments available for sale				69,730
- debt securities (HTM)				9,343
At fair value through other comprehensive income
Loans and advances to customers				571,909
Other assets				18,875
Total assets				843,878
Deposits from banks				36,821
Customer deposits				539,828
Financial liabilities at FVTPL
- trading liabilities				73,596
- non-trading derivatives				2,331
- other financial liabilities at FVTPL				11,215
Other liabilities (financial and non-financial)				18,889
Debt securities in issue				96,086
Subordinated loans				15,968
Total liabilities				794,734
IAS 39 [member] | Equity securities [member]
Investments
Investments available for sale				3,983
IAS 39 [member] | Debt securities [member]
Investments
Investments available for sale				65,747
At fair value through other comprehensive income
Financial assets at fair value through other comprehensive income				0
IAS 39 [member] | Loans and advances [member]
At fair value through other comprehensive income
Financial assets at fair value through other comprehensive income				€ 0
IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cash and balances with central banks			€ 21,992
Loans and advances to banks			28,691
Financial assets at FVTPL
- Trading assets			65,484
- non-trading derivatives			2,808
- other financial assets at FVTPL			2,162
- other financial assets at fair value through profit or loss			57,795
Investments
Investments available for sale			0
At fair value through other comprehensive income
Amortised cost			48,480
Loans and advances to customers			562,776
Other assets			14,955
Total assets			842,743
Deposits from banks			36,929
Customer deposits			539,881
Financial liabilities at FVTPL
- trading liabilities			38,234
- non-trading derivatives			2,657
- other financial liabilities at FVTPL			48,479
Other liabilities (financial and non-financial)			15,442
Debt securities in issue			96,826
Subordinated loans			16,209
Total liabilities			794,657
IFRS 9 [member] | Equity securities [member]
At fair value through other comprehensive income
Financial assets at fair value through other comprehensive income			3,800
IFRS 9 [member] | Debt securities [member]
At fair value through other comprehensive income
Financial assets at fair value through other comprehensive income			30,437
IFRS 9 [member] | Loans and advances [member]
At fair value through other comprehensive income
Financial assets at fair value through other comprehensive income			€ 3,364

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.